INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Raw materials and supplies	€ 4,136	€ 4,386
Work in progress	6,317	6,038
Finished goods	5,281	5,928
Inventories	15,734	16,353
Inventory write-downs	538	1,052	€ 833
Reversals of impairment, inventories	0	83	23
Inventories recognized as expense	€ 15,507	€ 25,026	€ 28,964